Matthews Asia Total Return Bond Fund	March 31, 2020

Schedule of Investments[a] (unaudited)

NON-CONVERTIBLE CORPORATE BONDS: 56.7%

	Face Amount*	Value
CHINA/HONG KONG: 37.1%
CIFI Holdings Group Co., Ltd. 6.550%, 03/28/24[b]	4,500,000	$4,094,874
Wanda Properties International Co., Ltd. 7.250%, 01/29/24[b]	5,300,000	3,837,200
Logan Property Holdings Co., Ltd. 5.250%, 02/23/23[b]	3,900,000	3,587,765
Franshion Brilliant, Ltd. 5.750%[c], 01/17/22[b,d]	3,400,000	3,264,000
King Talent Management, Ltd. 5.600%[c], 12/04/22[b,d]	3,500,000	3,045,000
China Huaneng Group Co., Ltd. 3.950%, 04/21/26	CNY 20,000,000	2,912,081
KWG Group Holdings, Ltd. 5.875%, 11/10/24[b,e]	3,400,000	2,890,000
KWG Group Holdings, Ltd. 7.875%, 09/01/23[b]	2,050,000	1,875,754
HSBC Holdings PLC 6.375%[c], 03/30/25[d]	2,000,000	1,870,000
CIFI Holdings Group Co., Ltd. 7.750%, 09/20/20[b]	CNY 12,000,000	1,691,523
CITIC Telecom International Finance, Ltd. 6.100%, 03/05/25[b]	1,631,000	1,646,495
China Cinda Asset Management Co., Ltd. 5.500%, 03/14/28	CNY 10,000,000	1,585,972
Agricultural Bank of China, Ltd., Series B 4.300%, 04/11/29[b]	CNY 10,000,000	1,465,223
Sino-Ocean Land Treasure III, Ltd. 4.900%[c], 09/21/22[b,d]	1,400,000	1,240,750
Honghua Group, Ltd. 6.375%, 08/01/22[b]	1,100,000	1,077,950
Geely Automobile Holdings, Ltd. 4.000%[c], 12/09/24[b,d]	633,000	499,776
Deutsche Bank AG 5.600%[c], 04/10/25[b,e]	CNY 2,000,000	261,397

Total China/Hong Kong		36,845,760

INDIA: 9.5%
Network i2i, Ltd. 5.650%[c], 01/15/25[d,f]	5,000,000	4,025,000
ABJA Investment Co. Pte, Ltd. 5.450%, 01/24/28[b]	4,440,000	3,266,614
ICICI Bank UK PLC 5.375%[c], 09/26/28[b]	SGD 1,750,000	1,194,041
Network i2i, Ltd. 5.650%[c], 01/15/25[b,d]	1,200,000	966,000

Total India		9,451,655

INDONESIA: 7.7%
PB International BV 7.625%, 01/26/22[b]	5,100,000	4,080,000
Indika Energy Capital III Pte, Ltd. 5.875%, 11/09/24[b]	3,300,000	2,176,703
Modernland Overseas Pte, Ltd. 6.950%, 04/13/24[b]	1,900,000	1,330,835

Total Indonesia		7,587,538

PHILIPPINES: 2.4%
Jollibee Worldwide Pte, Ltd. 3.900%[c], 01/23/25[b,d]	1,729,000	1,366,774

	Face Amount*	Value
Royal Capital BV 4.875%[c], 05/05/24[b,d]	1,041,000	$982,704

Total Philippines		2,349,478

TOTAL NON-CONVERTIBLE CORPORATE BONDS		56,234,431

(Cost $63,398,271)

FOREIGN GOVERNMENT OBLIGATIONS: 25.2%
INDONESIA: 5.6%
Indonesia Government Bond 9.000%, 03/15/29	IDR 38,000,000,000	2,452,897
Indonesia Government Bond 8.250%, 05/15/29	IDR 34,550,000,000	2,148,992
Indonesia Government Bond 8.375%, 04/15/39	IDR 15,000,000,000	918,044

Total Indonesia		5,519,933

MALAYSIA: 5.5%
Malaysia Government Bond 4.642%, 11/07/33	MYR 13,000,000	3,282,958
Malaysia Government Bond 3.478%, 06/14/24	MYR 4,800,000	1,133,208
Malaysia Government Investment Issue 4.119%, 11/30/34	MYR 4,500,000	1,066,912

Total Malaysia		5,483,078

VIETNAM: 4.8%
Viet Nam Debt and Asset Trading Corp. 1.000%, 10/10/25[b]	6,219,000	4,788,630

Total Vietnam		4,788,630

PHILIPPINES: 4.2%
Republic of Philippines 3.900%, 11/26/22	PHP 123,000,000	2,403,948
Republic of Philippines 6.250%, 01/14/36	PHP 70,000,000	1,712,210

Total Philippines		4,116,158

SRI LANKA: 2.9%
Sri Lanka Government Bond 7.850%, 03/14/29[b]	5,000,000	2,900,179

Total Sri Lanka		2,900,179

THAILAND: 2.2%
Thailand Government Bond 1.600%, 12/17/29	THB 72,000,000	2,226,785

Total Thailand		2,226,785

TOTAL FOREIGN GOVERNMENT OBLIGATIONS		25,034,763

(Cost $27,908,018)

CONVERTIBLE CORPORATE BONDS: 11.6%
CHINA/HONG KONG: 11.6%
Luye Pharma Group, Ltd., Cnv. 1.500%, 07/09/24[b]	4,700,000	4,282,875
Bosideng International Holdings, Ltd., Cnv. 1.000%, 12/17/24[b]	5,000,000	3,625,000

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Matthews Asia Total Return Bond Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

CONVERTIBLE CORPORATE BONDS (continued)

	Face Amount*	Value
Weibo Corp., Cnv. 1.250%, 11/15/22	2,400,000	$2,028,031
Baozun, Inc., Cnv. 1.625%, 05/01/24[f]	1,900,000	1,554,749

Total China/Hong Kong		11,490,655

TOTAL CONVERTIBLE CORPORATE BONDS		11,490,655

(Cost $ 13,556,935)

TOTAL INVESTMENTS: 93.5%		92,759,849
(Cost $ 104,863,224)

CASH AND OTHER ASSETS, LESS LIABILITIES: 6.5%		6,421,156

NET ASSETS: 100.0%		$99,181,005

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

c

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

d	Perpetual security with no stated maturity date. First call date is disclosed.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $3,151,397 and 3.18% of net assets.

f

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2020, the aggregate value is $5,579,749, which is 5.63% of net assets.

*	All Values in USD unless otherwise specified

3M MYR-KLIBOR	Three Month Kuala Lumpur Interbank Offered Rate

6M THB-THBFIX	Six Month Thai Baht Interest Rate Fixing

Cnv.	Convertible

CNY	Chinese Renminbi (Yuan)

IDR	Indonesian Rupiah

KRW	Korean Won

MYR	Malaysian Ringgit

OTC	Over-the-counter

PHP	Philippine Peso

SGD	Singapore Dollar

THB	Thai Baht

USD	U.S. Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Unrealized
Currency			Settlement	Appreciation
Purchased	Currency Sold	Counterparty	Date	(Depreciation)

USD 3,142,919	CNY 21,793,000	Merrill Lynch & Co., Inc.	05/05/20	$68,545
USD 806,335	CNY 5,600,000	Merrill Lynch & Co., Inc.	06/23/20	17,440

				85,985

CNY 21,793,000	USD 3,100,000	Merrill Lynch & Co., Inc.	05/05/20	(25,626)
CNY 21,135,000	USD 3,000,000	Merrill Lynch & Co., Inc.	06/23/20	(22,625)
KRW 5,270,220,000	USD 4,600,000	JPMorgan Chase & Co.	07/16/20	(258,572)
THB 90,630,000	USD 3,000,000	Merrill Lynch & Co., Inc.	07/21/20	(236,812)
KRW 6,677,976,000	USD 5,756,876	Merrill Lynch & Co., Inc.	07/29/20	(253,160)
SGD 6,374,892	USD 4,700,000	Merrill Lynch & Co., Inc.	07/30/20	(207,254)
CNY 19,250,000	USD 2,750,000	Merrill Lynch & Co., Inc.	08/04/20	(41,198)

				(1,045,247)

Net Unrealized Depreciation				($959,262)

2	MATTHEWS ASIA FUNDS

Matthews Asia Total Return Bond Fund	March 31, 2020

Schedule of Investments[a] (unaudited) (continued)

OTC INTEREST RATE SWAPS*

Floating Rate Paid by Fund		Fixed Rate Received by Fund			Termination	Notional Amount		Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)	Value	(Received)

3M MYR-KLIBOR, 2.780%	Quarterly	3.300%	Quarterly	Bank of America, N.A.	06/19/2024	MRY 13,000	$110,641	—	$110,641
6M THB-THBFIX, 1.167%	Semi-annual	1.610%	Semi-annual	Bank of America, N.A.	06/21/2024	THB 281,000	234,821	—	234,821
6M THB-THBFIX, 0.914%	Semi-annual	1.265%	Semi-annual	Bank of America, N.A.	09/04/2024	THB 210,000	87,326	—	87,326

Total							$432,788	—	$432,788

*Swaps are not centrally cleared.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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